Retirement Benefit Plans	6 Months Ended
Jun. 30, 2019
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Retirement Benefit Plans

22. RETIREMENT BENEFIT PLANS

The amounts recognised in the balance sheet were as follows:

	30 June 2019	31 December 2018
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	779	842
Funded defined benefit pension scheme – deficit	(213)	(75)
Unfunded defined benefit pension scheme	(39)	(39)

Total net assets	527	728

a) Defined contribution pension plans

An expense of £34m (H118: £23m) was recognised for defined contribution plans in the period and is included in staff costs classified within operating expenses (see Note 4). None of this amount was recognised in respect of key management personnel for H119 and H118.

b) Defined benefit pension schemes

The total amount charged to the income statement was £10m (H118: £22m).

Movements in the present value of defined benefit obligations and fair value of scheme assets in H119 and H118 were as follows:

	Half year to	Half year to
	30 June 2019	30 June 2018
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(916)	72
Actuarial (gains)/losses arising from experience adjustments	(5)	39
Actuarial losses/(gains) arising from changes in financial assumptions	1,201	(640)

Pension remeasurement	280	(529)

The net assets recognised in the balance sheet were determined as follows:

	30 June 2019	31 December 2018
	£m	£m
Present value of defined benefit obligations	(11,980)	(10,804)
Fair value of scheme assets	12,507	11,532

Net defined benefit assets	527	728

Actuarial assumptions

There have been no significant changes to the methods for setting the principal actuarial assumptions used as set out in Note 31 to the Consolidated Financial Statements in the 2018 Annual Report.